Form N-1A Cover	Apr. 30, 2025
Prospectus [Line Items]
Document Creation Date	Apr. 30, 2025
Document Effective Date	Apr. 30, 2025
Document Type	497
Amendment Flag	false
Registrant Name	GAMCO GLOBAL SERIES FUNDS, INC.
Entity Central Index Key	0000909504
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Prospectus Date	Apr. 30, 2025